Derivative financial instruments, Breakdown of fair value amounts (Details) - Cash Flow Hedge [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,559	$ 5,230
Liabilities	328,184	298,744
Interest Rate Derivatives [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	898	1,619
Liabilities	302,302	298,744
Foreign Exchange Derivative Instruments [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	661	3,610
Liabilities	0	0
Notes Conversion Option [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0	0
Liabilities	$ 25,882	$ 0